Acquisitions (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Oct. 03, 2023 USD ($)	Oct. 03, 2023 CAD ($)	May 15, 2023
Acquisitions (Details) [Line Items]
Acquisition per share (in Dollars per share) | $ / shares	$ 9.99
Contingently issuable shares (in Shares) | shares	375,000	375,000
Number of share issued (in Shares) | shares	349,523	349,523
Contingent consideration	$ 1,922,381
Share consideration	143,716
Intangible assets	1,594,000
Deferred tax liabilities	398,654
Acquisition transaction costs	835,035
Revenues
Net loss	1,269,185
Outstanding equity			$ 7,293,000	$ 10,000,000
Cash payments	5,000,000	$ 10,000,000
Acquisition amount	$ 0
Callin [Member]
Acquisitions (Details) [Line Items]
Acquired percentage					100.00%
Share issued (in Shares) | shares	963,337	963,337
Acquisition of North River Project Inc [Member]
Acquisitions (Details) [Line Items]
Acquired percentage			100.00%	100.00%
Class A Common Stock [Member]
Acquisitions (Details) [Line Items]
Consideration share (in Shares) | shares	981,243	981,243
Issuance of stock	$ 375,000